Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation The consolidated financial statements include the accounts of the Company and its subsidiaries and all variable interest entities (“VIEs”) for which the Company has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance, and the obligation to absorb losses or right to receive benefits of the VIE that could potentially be significant to the VIE. Consolidation eliminates all significant intercompany accounts and transactions. Certain items in prior periods have been reclassified to conform to the current presentation.

Uses of Estimates

Uses of Estimates The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual experience could differ from those estimates.

Business Segments

Business Segments

Within the Company, financial performance is measured by major lines of business based on the products and services provided to customers through its distribution channels. The Company has five reportable operating segments:

Corporate and Commercial Banking Corporate and Commercial Banking offers lending, equipment finance and small-ticket leasing, depository services, treasury management, capital markets services, international trade services and other financial services to middle market, large corporate, commercial real estate, financial institution, non-profit and public sector clients.

Consumer and Business Banking Consumer and Business Banking delivers products and services through banking offices, telephone servicing and sales, on-line services, direct mail, ATM processing and mobile devices. It encompasses community banking, metropolitan banking and indirect lending, as well as mortgage banking.

Wealth Management and Investment Services Wealth Management and Investment Services provides private banking, financial advisory services, investment management, retail brokerage services, insurance, trust, custody and fund servicing through four businesses: Wealth Management, Global Corporate Trust & Custody, U.S. Bancorp Asset Management and Fund Services.

Payment Services Payment Services includes consumer and business credit cards, stored-value cards, debit cards, corporate, government and purchasing card services, consumer lines of credit and merchant processing.

Treasury and Corporate Support Treasury and Corporate Support includes the Company’s investment portfolios, funding, capital management, interest rate risk management, income taxes not allocated to business lines, including most investments in tax-advantaged projects, and the residual aggregate of those expenses associated with corporate activities that are managed on a consolidated basis.

Segment Results Accounting policies for the lines of business are the same as those used in preparation of the consolidated financial statements with respect to activities specifically attributable to each business line. However, the preparation of business line results requires management to allocate funding costs and benefits, expenses and other financial elements to each line of business. For details of these methodologies and segment results, see “Basis for Financial Presentation” and Table 25 “Line of Business Financial Performance” included in Management’s Discussion and Analysis which is incorporated by reference into these Notes to Consolidated Financial Statements.

Securities

Securities

Realized gains or losses on securities are determined on a trade date basis based on the specific amortized cost of the investments sold.

Trading Securities Securities held for resale are classified as trading securities and are included in other assets and reported at fair value. Changes in fair value and realized gains or losses are reported in noninterest income.

Available-for-sale Securities Debt securities that are not trading securities but may be sold before maturity in response to changes in the Company’s interest rate risk profile, funding needs, demand for collateralized deposits by public entities or other reasons. Available-for-sale securities are carried at fair value with unrealized net gains or losses reported within other comprehensive income (loss). Declines in fair value for credit-related other-than-temporary impairment, if any, are reported in noninterest income.

Held-to-maturity Securities Debt securities for which the Company has the positive intent and ability to hold to maturity are reported at historical cost adjusted for amortization of premiums and accretion of discounts. Declines in fair value for credit-related other-than-temporary impairment, if any, are reported in noninterest income.

Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase Securities purchased under agreements to resell and securities sold under agreements to repurchase are accounted for as collateralized financing transactions with a receivable or payable recorded at the amounts at which the securities were acquired or sold, plus accrued interest. Collateral requirements are continually monitored and additional collateral is received or provided as required. The Company records a receivable or payable for cash collateral paid or received.

Equity Investments

Equity Investments

Equity investments in entities where the Company has a significant influence (generally between 20 percent and 50 percent ownership), but does not control the entity, are accounted for using the equity method. Investments in limited partnerships and similarly structured limited liability companies where the Company’s ownership interest is greater than 5 percent are accounted for using the equity method. Equity investments not using the equity method are accounted for at fair value with changes in fair value and realized gains or losses reported in noninterest income, unless fair value is not readily determinable, in which case the investment is carried at cost subject to adjustments for any observable market transactions on the same or similar instruments of the investee. Most of the Company’s equity investments do not have readily determinable fair values. All equity investments are evaluated for impairment at least annually and more frequently if certain criteria are met.

Loans

Loans

The Company offers a broad array of lending products and categorizes its loan portfolio into two segments, which is the level at which it develops and documents a systematic methodology to determine the allowance for credit losses. The Company’s two loan portfolio segments are commercial lending and consumer lending. Previously, the Company categorized loans covered under loss sharing or similar credit protection agreements with the Federal Deposit Insurance Corporation (“FDIC”), along with the related indemnification asset, in a separate covered loans segment. As the majority of these loans were sold and the loss share coverage expired, any remaining balances were reclassified to be included in the loan segment they would have otherwise been included in had the loss share coverage not been in place. The Company further disaggregates its loan portfolio segments into various classes based on their underlying risk characteristics. The two classes within the commercial lending segment are commercial loans and commercial real estate loans. The three classes within the consumer lending segment are residential mortgages, credit card loans and other retail loans.

The Company’s accounting methods for loans differ depending on whether the loans are originated or purchased, and for purchased loans, whether the loans were acquired at a discount related to evidence of credit deterioration since date of origination.

Originated Loans Held for Investment Loans the Company originates as held for investment are reported at the principal amount outstanding, net of unearned income, net deferred loan fees or costs, and any direct principal charge-offs. Interest income is accrued on the unpaid principal balances as earned. Loan and commitment fees and certain direct loan origination costs are deferred and recognized over the life of the loan and/or commitment period as yield adjustments.

Purchased Loans All purchased loans (non-impaired and impaired) acquired after January 1, 2009 are initially measured at fair value as of the acquisition date in accordance with applicable authoritative accounting guidance. Credit discounts are included in the determination of fair value. An allowance for credit losses is not recorded at the acquisition date for loans purchased after January 1, 2009. In accordance with applicable authoritative accounting guidance, purchased non-impaired loans acquired in a business combination prior to January 1, 2009 were generally recorded at the predecessor’s carrying value including an allowance for credit losses.

In determining the acquisition date fair value of purchased impaired loans, and in subsequent accounting, the Company generally aggregates purchased consumer loans and certain smaller balance commercial loans into pools of loans with common risk characteristics, while accounting for larger balance commercial loans individually. Expected cash flows at the purchase date in excess of the fair value of loans are recorded as interest income over the life of the loans if the timing and amount of the future cash flows is reasonably estimable. Subsequent to the purchase date, increases in cash flows over those expected at the purchase date are recognized as interest income prospectively. The present value of any decreases in expected cash flows, other than from decreases in variable interest rates, after the purchase date is recognized by recording an allowance for credit losses. Revolving loans, including lines of credit and credit cards loans, and leases are excluded from purchased impaired loans accounting.

For purchased loans acquired after January 1, 2009 that are not deemed impaired at acquisition, credit discounts representing the principal losses expected over the life of the loan are a component of the initial fair value. Subsequent to the purchase date, the methods utilized to estimate the required allowance for credit losses for these loans is similar to originated loans; however, the Company records a provision for credit losses only when the required allowance exceeds any remaining credit discounts. The remaining differences between the purchase price and the unpaid principal balance at the date of acquisition are recorded in interest income over the life of the loans.

Commitments to Extend Credit Unfunded commitments for residential mortgage loans intended to be held for sale are considered derivatives and recorded in other assets and other liabilities on the Consolidated Balance Sheet at fair value with changes in fair value recorded in noninterest income. All other unfunded loan commitments are not considered derivatives and are not reported on the Consolidated Balance Sheet. For loans purchased after January 1, 2009, the fair value of the unfunded credit commitments is generally considered in the determination of the fair value of the loans recorded at the date of acquisition. Reserves for credit exposure on all other unfunded credit commitments are recorded in other liabilities.

Allowance for Credit Losses The allowance for credit losses is established for probable and estimable losses incurred in the Company’s loan and lease portfolio, including unfunded credit commitments. The allowance for credit losses is increased through provisions charged to earnings and reduced by net charge-offs. Management evaluates the adequacy of the allowance for incurred losses on a quarterly basis.

The allowance recorded for loans in the commercial lending segment is based on reviews of individual credit relationships and considers the migration analysis of commercial lending segment loans and actual loss experience. For each loan type, this historical loss experience is adjusted as necessary to consider any relevant changes in portfolio composition, lending policies, underwriting standards, risk management practices or economic conditions. The results of the analysis are evaluated quarterly to confirm the selected loss experience is appropriate for each commercial loan type. The allowance recorded for impaired loans greater than $5 million in the commercial lending segment is based on an individual loan analysis utilizing expected cash flows discounted using the original effective interest rate, the observable market price of the loan, or the fair value of the collateral, less selling costs, for collateral-dependent loans, rather than the migration analysis. The allowance recorded for all other commercial lending segment loans is determined on a homogenous pool basis and includes consideration of product mix, risk characteristics of the portfolio, delinquency status, bankruptcy experience, portfolio growth and historical losses, adjusted for current trends. The Company also considers the impacts of any loan modifications made to commercial lending segment loans and any subsequent payment defaults to its expectations of cash flows, principal balance, and current expectations about the borrower’s ability to pay in determining the allowance for credit losses.

The allowance recorded for Troubled Debt Restructuring (“TDR”) loans and purchased impaired loans in the consumer lending segment is determined on a homogenous pool basis utilizing expected cash flows discounted using the original effective interest rate of the pool, or the prior quarter effective rate, respectively. The allowance for collateral-dependent loans in the consumer lending segment is determined based on the fair value of the collateral less costs to sell. The allowance recorded for all other consumer lending segment loans is determined on a homogenous pool basis and includes consideration of product mix, risk characteristics of the portfolio, bankruptcy experience, delinquency status, refreshed loan-to-value ratios when possible, portfolio growth and historical losses, adjusted for current trends. The Company also considers any modifications made to consumer lending segment loans including the impacts of any subsequent payment defaults since modification in determining the allowance for credit losses, such as the borrower’s ability to pay under the restructured terms, and the timing and amount of payments.

In addition, subsequent payment defaults on loan modifications considered TDRs are considered in the underlying factors used in the determination of the appropriateness of the allowance for credit losses. For each loan segment, the Company estimates future loan charge-offs through a variety of analysis, trends and underlying assumptions. With respect to the commercial lending segment, TDRs may be collectively evaluated for impairment where observed performance history, including defaults, is a primary driver of the loss allocation. For commercial TDRs individually evaluated for impairment, attributes of the borrower are the primary factors in determining the allowance for credit losses. However, historical loss experience is also incorporated into the allowance methodology applied to this category of loans. With respect to the consumer lending segment, performance of the portfolio, including defaults on TDRs, is considered when estimating future cash flows.

The Company’s methodology for determining the appropriate allowance for credit losses for each loan segment also considers the imprecision inherent in the methodologies used. As a result, in addition to the amounts determined under the methodologies described above, management also considers the potential impact of other qualitative factors which include, but are not limited to, economic factors; geographic and other concentration risks; delinquency and nonaccrual trends; current business conditions; changes in lending policy, underwriting standards and other relevant business practices; results of internal review; and the regulatory environment. The consideration of these items results in adjustments to allowance amounts included in the Company’s allowance for credit losses for each of the above loan segments.

The Company also assesses the credit risk associated with off-balance sheet loan commitments, letters of credit, and derivatives. Credit risk associated with derivatives is reflected in the fair values recorded for those positions. The liability for off-balance sheet credit exposure related to loan commitments and other credit guarantees is included in other liabilities. Because business processes and credit risks associated with unfunded credit commitments are essentially the same as for loans, the Company utilizes similar processes to estimate its liability for unfunded credit commitments.

Credit Quality The credit quality of the Company’s loan portfolios is assessed as a function of net credit losses, levels of nonperforming assets and delinquencies, and credit quality ratings as defined by the Company.

For all loan classes, loans are considered past due based on the number of days delinquent except for monthly amortizing loans which are classified delinquent based upon the number of contractually required payments not made (for example, two missed payments is considered 30 days delinquent). When a loan is placed on nonaccrual status, unpaid accrued interest is reversed, reducing interest income in the current period.

Commercial lending segment loans are generally placed on nonaccrual status when the collection of principal and interest has become 90 days past due or is otherwise considered doubtful. Commercial lending segment loans are generally fully or partially charged down to the fair value of the collateral securing the loan, less costs to sell, when the loan is placed on nonaccrual.

Consumer lending segment loans are generally charged-off at a specific number of days or payments past due. Residential mortgages and other retail loans secured by 1-4 family properties are generally charged down to the fair value of the collateral securing the loan, less costs to sell, at 180 days past due. Residential mortgage loans and lines in a first lien position are placed on nonaccrual status in instances where a partial charge-off occurs unless the loan is well secured and in the process of collection. Residential mortgage loans and lines in a junior lien position secured by 1-4 family properties are placed on nonaccrual status at 120 days past due or when they are behind a first lien that has become 180 days or greater past due or placed on nonaccrual status. Any secured consumer lending segment loan whose borrower has had debt discharged through bankruptcy, for which the loan amount exceeds the fair value of the collateral, is charged down to the fair value of the related collateral and the remaining balance is placed on nonaccrual status. Credit card loans continue to accrue interest until the account is charged-off. Credit cards are charged-off at 180 days past due. Other retail loans not secured by 1-4 family properties are charged-off at 120 days past due; and revolving consumer lines are charged-off at 180 days past due. Similar to credit cards, other retail loans are generally not placed on nonaccrual status because of the relative short period of time to charge-off. Certain retail customers having financial difficulties may have the terms of their credit card and other loan agreements modified to require only principal payments and, as such, are reported as nonaccrual.

For all loan classes, interest payments received on nonaccrual loans are generally recorded as a reduction to a loan’s carrying amount while a loan is on nonaccrual and are recognized as interest income upon payoff of the loan. However, interest income may be recognized for interest payments if the remaining carrying amount of the loan is believed to be collectible. In certain circumstances, loans in any class may be restored to accrual status, such as when a loan has demonstrated sustained repayment performance or no amounts are past due and prospects for future payment are no longer in doubt; or when the loan becomes well secured and is in the process of collection. Loans where there has been a partial charge-off may be returned to accrual status if all principal and interest (including amounts previously charged-off) is expected to be collected and the loan is current. Generally, purchased impaired loans are considered accruing loans. However, the timing and amount of future cash flows for some loans is not reasonably estimable, and those loans are classified as nonaccrual loans with interest income not recognized until the timing and amount of the future cash flows can be reasonably estimated.

The Company classifies its loan portfolios using internal credit quality ratings on a quarterly basis. These ratings include pass, special mention and classified, and are an important part of the Company’s overall credit risk management process and evaluation of the allowance for credit losses. Loans with a pass rating represent those loans not classified on the Company’s rating scale for problem credits, as minimal credit risk has been identified. Special mention loans are those loans that have a potential weakness deserving management’s close attention. Classified loans are those loans where a well-defined weakness has been identified that may put full collection of contractual cash flows at risk. It is possible that others, given the same information, may reach different reasonable conclusions regarding the credit quality rating classification of specific loans.

Troubled Debt Restructurings In certain circumstances, the Company may modify the terms of a loan to maximize the collection of amounts due when a borrower is experiencing financial difficulties or is expected to experience difficulties in the near-term. Concessionary modifications are classified as TDRs unless the modification results in only an insignificant delay in payments to be received. The Company recognizes interest on TDRs if the borrower complies with the revised terms and conditions as agreed upon with the Company and has demonstrated repayment performance at a level commensurate with the modified terms over several payment cycles, which is generally six months or greater. To the extent a previous restructuring was insignificant, the Company considers the cumulative effect of past restructurings related to the receivable when determining whether a current restructuring is a TDR. Loans classified as TDRs are considered impaired loans for reporting and measurement purposes.

The Company has implemented certain restructuring programs that may result in TDRs. However, many of the Company’s TDRs are also determined on a case-by-case basis in connection with ongoing loan collection processes.

For the commercial lending segment, modifications generally result in the Company working with borrowers on a case-by-case basis. Commercial and commercial real estate modifications generally include extensions of the maturity date and may be accompanied by an increase or decrease to the interest rate, which may not be deemed a market interest rate. In addition, the Company may work with the borrower in identifying other changes that mitigate loss to the Company, which may include additional collateral or guarantees to support the loan. To a lesser extent, the Company may waive contractual principal. The Company classifies all of the above concessions as TDRs to the extent the Company determines that the borrower is experiencing financial difficulty.

Modifications for the consumer lending segment are generally part of programs the Company has initiated. The Company modifies residential mortgage loans under Federal Housing Administration, United States Department of Veterans Affairs, or its own internal programs. Under these programs, the Company offers qualifying homeowners the opportunity to permanently modify their loan and achieve more affordable monthly payments by providing loan concessions. These concessions may include adjustments to interest rates, conversion of adjustable rates to fixed rates, extension of maturity dates or deferrals of payments, capitalization of accrued interest and/or outstanding advances, or in limited situations, partial forgiveness of loan principal. In most instances, participation in residential mortgage loan restructuring programs requires the customer to complete a short-term trial period. A permanent loan modification is contingent on the customer successfully completing the trial period arrangement, and the loan documents are not modified until that time. The Company reports loans in a trial period arrangement as TDRs and continues to report them as TDRs after the trial period.

Credit card and other retail loan TDRs are generally part of distinct restructuring programs providing customers experiencing financial difficulty with modifications whereby balances may be amortized up to 60 months, and generally include waiver of fees and reduced interest rates.

In addition, the Company considers secured loans to consumer borrowers that have debt discharged through bankruptcy where the borrower has not reaffirmed the debt to be TDRs.

Acquired loans restructured after acquisition are not considered TDRs for accounting and disclosure purposes if the loans evidenced credit deterioration as of the acquisition date and are accounted for in pools.

Impaired Loans For all loan classes, a loan is considered to be impaired when, based on current events or information, it is probable the Company will be unable to collect all amounts due per the contractual terms of the loan agreement. Impaired loans include all nonaccrual and TDR loans. For all loan classes, interest income on TDR loans is recognized under the modified terms and conditions if the borrower has demonstrated repayment performance at a level commensurate with the modified terms over several payment cycles. Interest income is generally not recognized on other impaired loans until the loan is paid off. However, interest income may be recognized for interest payments if the remaining carrying amount of the loan is believed to be collectible.

Factors used by the Company in determining whether all principal and interest payments due on commercial and commercial real estate loans will be collected and, therefore, whether those loans are impaired include, but are not limited to, the financial condition of the borrower, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on industry, geographic location and certain financial ratios. The evaluation of impairment on residential mortgages, credit card loans and other retail loans is primarily driven by delinquency status of individual loans or whether a loan has been modified, and considers any government guarantee where applicable.

Leases The Company’s lease portfolio includes both direct financing and leveraged leases. The net investment in direct financing leases is the sum of all minimum lease payments and estimated residual values, less unearned income. Unearned income is recorded in interest income over the terms of the leases to produce a level yield.

The investment in leveraged leases is the sum of all lease payments, less nonrecourse debt payments, plus estimated residual values, less unearned income. Income from leveraged leases is recognized over the term of the leases based on the unrecovered equity investment.

Residual values on leased assets are reviewed regularly for other-than-temporary impairment. Residual valuations for retail automobile leases are based on independent assessments of expected used car sale prices at the end-of-term. Impairment tests are conducted based on these valuations considering the probability of the lessee returning the asset to the Company, re-marketing efforts, insurance coverage and ancillary fees and costs. Valuations for commercial leases are based upon external or internal management appraisals. When there is impairment of the Company’s interest in the residual value of a leased asset, the carrying value is reduced to the estimated fair value with the writedown recognized in the current period.

Other Real Estate Other real estate owned (“OREO”) is included in other assets, and is property acquired through foreclosure or other proceedings on defaulted loans. OREO is initially recorded at fair value, less estimated selling costs. The fair value of OREO is evaluated regularly and any decreases in value along with holding costs, such as taxes and insurance, are reported in noninterest expense.

Loans Held for Sale

Loans Held For Sale

Loans held for sale (“LHFS”) represent mortgage loans intended to be sold in the secondary market and other loans that management has an active plan to sell. LHFS are carried at the lower-of-cost-or-fair value as determined on an aggregate basis by type of loan with the exception of loans for which the Company has elected fair value accounting, which are carried at fair value. The credit component of any writedowns upon the transfer of loans to LHFS is reflected in loan charge-offs.

Where an election is made to carry the LHFS at fair value, any change in fair value is recognized in noninterest income. Where an election is made to carry LHFS at lower-of-cost-or-fair value, any further decreases are recognized in noninterest income and increases in fair value above the loan cost basis are not recognized until the loans are sold. Fair value elections are made at the time of origination or purchase based on the Company’s fair value election policy. The Company has elected fair value accounting for substantially all its mortgage loans held for sale (“MLHFS”).

Derivative Financial Instruments

Derivative Financial Instruments

In the ordinary course of business, the Company enters into derivative transactions to manage various risks and to accommodate the business requirements of its customers. Derivative instruments are reported in other assets or other liabilities at fair value. Changes in a derivative’s fair value are recognized currently in earnings unless specific hedge accounting criteria are met.

All derivative instruments that qualify and are designated for hedge accounting are recorded at fair value and classified as either a hedge of the fair value of a recognized asset or liability (“fair value hedge”); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedge”); or a hedge of the volatility of a net investment in foreign operations driven by changes in foreign currency exchange rates (“net investment hedge”). Changes in the fair value of a derivative that is highly effective and designated as a fair value hedge, and the offsetting changes in the fair value of the hedged item, are recorded in earnings. Changes in the fair value of a derivative that is highly effective and designated as a cash flow hedge are recorded in other comprehensive income (loss) until cash flows of the hedged item are realized. Changes in the fair value of net investment hedges that are highly effective are recorded in other comprehensive income (loss). The Company performs an assessment, at inception and, at a minimum, quarterly thereafter, to determine the effectiveness of the derivative in offsetting changes in the value or cash flows of the hedged item(s).

If a derivative designated as a cash flow hedge is terminated or ceases to be highly effective, the gain or loss in other comprehensive income (loss) is amortized to earnings over the period the forecasted hedged transactions impact earnings. If a hedged forecasted transaction is no longer probable, hedge accounting is ceased and any gain or loss included in other comprehensive income (loss) is reported in earnings immediately, unless the forecasted transaction is at least reasonably possible of occurring, whereby the amounts remain within other comprehensive income (loss).

Revenue Recognition

Revenue Recognition

In the ordinary course of business, the Company recognizes income derived from various revenue generating activities. Certain revenues are generated from contracts where they are recognized when, or as services or products are transferred to customers for amounts the Company expects to be entitled. Revenue generating activities related to financial assets and liabilities are also recognized; including mortgage servicing fees, loan commitment fees, foreign currency remeasurements, and gains and losses on securities, equity investments and unconsolidated subsidiaries. Certain specific policies include the following:

Credit and Debit Card Revenue Credit and debit card revenue includes interchange from credit and debit cards processed through card association networks, annual fees, and other transaction and account management fees. Interchange rates are generally set by the credit card associations and based on purchase volumes and other factors. The Company records interchange as services are provided. Transaction and account management fees are recognized as services are provided, except for annual fees which are recognized over the applicable period. Costs for rewards programs and certain payments to partners and credit card associations are also recorded within credit and debit card revenue when services are provided. The Company predominately records credit and debit card revenue within the Payment Services line of business.

Corporate Payment Products Revenue Corporate payment products revenue primarily includes interchange from corporate and purchasing cards processed through card association networks and revenue from proprietary network transactions. The Company records corporate payment products revenue as services are provided. Certain payments to credit card associations and customers are also recorded within corporate payment products revenue as services are provided. Corporate payment products revenue is recorded within the Payment Services line of business.

Merchant Processing Services Merchant processing services revenue consists principally of merchant discount and other transaction and account management fees charged to merchants for the electronic processing of card association network transactions, less interchange paid to the card-issuing bank, card association assessments, and revenue sharing amounts. All of these are recognized at the time the merchant’s services are performed. The Company may enter into revenue sharing agreements with referral partners or in connection with purchases of merchant contracts from sellers. The revenue sharing amounts are determined primarily on sales volume processed or revenue generated for a particular group of merchants. Merchant processing revenue also includes revenues related to point-of-sale equipment recorded as sales when the equipment is shipped or as earned for equipment rentals. The Company records merchant processing services revenue within the Payment Services line of business.

ATM Processing Services Revenue from ATM transaction processing and settlement services is recognized at the time the services are performed. Certain payments to partners and card associations are also recorded within ATM processing services revenue as services are provided. The Company records ATM processing services revenue within the Consumer and Business Banking line of business.

Trust and Investment Management Fees Trust and investment management fees are recognized over the period in which services are performed and are based on a percentage of the fair value of the assets under management or administration, fixed based on account type, or transaction-based fees. Services provided to clients include trustee, transfer agent, custodian, fiscal agent, escrow, fund accounting and administration services. Services provided to mutual funds may include selling, distribution and marketing services. Trust and investment management fees are predominately recorded within the Wealth Management and Investment Services line of business.

Deposit Service Charges Deposit service charges include service charges on deposit accounts received under depository agreements with customers to provide access to deposited funds, serve as a custodian of funds, and when applicable, pay interest on deposits. Checking or savings accounts may contain fees for various services used on a day to day basis by a customer. Fees are recognized as services are delivered to and consumed by the customer, or as penalty fees are charged. Deposit service charges are reported primarily within the Consumer and Business Banking line of business.

Treasury Management Fees Treasury management fees include fees for a broad range of products and services that enables customers to manage their cash more efficiently. These products and services include cash and investment management, receivables management, disbursement services, funds transfer services, and information reporting. Revenue is recognized as products and services are provided to customers. The Company reflects a discount calculated on monthly average collected customer balances. Total treasury management fees are reported primarily within the Corporate and Commercial Banking and Consumer and Business Banking lines of business.

Commercial Products Revenue Commercial products revenue primarily includes revenue related to ancillary services provided to Corporate and Commercial Banking and Consumer and Business Banking customers, including standby letter of credit fees, non-yield related loan fees, capital markets related revenue, sales of direct financing leases, and loan and syndication fees. Sales of direct financing leases are recognized at the point of sale. In addition, the Company may lead or participate with a group of underwriters in raising investment capital on behalf of securities issuers and charge underwriting fees. These fees are recognized at securities issuance. The Company, in its role as lead underwriter, arranges deal structuring and use of outside vendors for the underwriting group. The Company recognizes only those fees and expenses related to its underwriting commitment.

Mortgage Banking Revenue Mortgage banking revenue includes revenue derived from mortgages originated and subsequently sold, generally with servicing retained. The primary components include: gains and losses on mortgage sales; servicing revenue; changes in fair value for mortgage loans originated with the intent to sell and measured at fair value under the fair value option; changes in fair value for derivative commitments to purchase and originate mortgage loans; changes in the fair value of mortgage servicing rights (“MSRs”); and the impact of risk management activities associated with the mortgage origination pipeline, funded loans and MSRs. Net interest income from mortgage loans is recorded in interest income. Refer to Other Significant Policies in Note 1, as well as Note 9 and Note 21 for a further discussion of MSRs. Mortgage banking revenue is reported within the Consumer and Business Banking line of business.

Investment Products Fees Investment products fees include commissions related to the execution of requested security trades, distribution fees from sale of mutual funds, and investment advisory fees. Commissions and investment advisory fees are recognized as services are delivered to and utilized by the customer. Distribution fees are received over time, are dependent on the consumer maintaining their mutual fund asset position and the value of such position. These revenues are estimated and recognized at the point a significant reversal of revenue becomes remote. Investment products fees are predominately reported within the Wealth Management and Investment Services line of business.

Other Noninterest Income Other noninterest income is primarily related to financial assets including income on unconsolidated subsidiaries and equity method investments, gains on sale of other investments and corporate owned life insurance proceeds. The Company reports other noninterest income across all lines of business.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets Goodwill is recorded on acquired businesses if the purchase price exceeds the fair value of the net assets acquired. Other intangible assets are recorded at their fair value upon completion of a business acquisition or certain other transactions, and generally represent the value of customer contracts or relationships. Goodwill is not amortized but is subject, at a minimum, to annual tests for impairment at a reporting unit level. In certain situations, an interim impairment test may be required if events occur or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. Other intangible assets are amortized over their estimated useful lives, using straight-line and accelerated methods and are subject to impairment if events or circumstances indicate a possible inability to realize the carrying amount. Determining the amount of goodwill impairment, if any, includes assessing the current implied fair value of the reporting unit as if it were being acquired in a business combination and comparing it to the carrying amount of the reporting unit’s goodwill. Determining the amount of other intangible asset impairment, if any, includes assessing the present value of the estimated future cash flows associated with the intangible asset and comparing it to the carrying amount of the asset.

Income Taxes

Income Taxes Deferred taxes are recorded to reflect the tax consequences on future years of differences between the tax basis of assets and liabilities and their financial reporting carrying amounts. The Company uses the deferral method of accounting on investments that generate investment tax credits. Under this method, the investment tax credits are recognized as a reduction to the related asset. Beginning January 1, 2014, the Company presents the expense on certain qualified affordable housing investments in tax expense rather than noninterest expense.

Mortgage Servicing Rights

Mortgage Servicing Rights MSRs are capitalized as separate assets when loans are sold and servicing is retained or if they are purchased from others. MSRs are recorded at fair value. The Company determines the fair value by estimating the present value of the asset’s future cash flows utilizing market-based prepayment rates, option adjusted spread, and other assumptions validated through comparison to trade information, industry surveys and independent third party valuations. Changes in the fair value of MSRs are recorded in earnings as mortgage banking revenue during the period in which they occur.

Pensions

Pensions For purposes of its pension plans, the Company utilizes its fiscal year-end as the measurement date. At the measurement date, plan assets are determined based on fair value, generally representing observable market prices or the net asset value provided by the funds’ trustee or administrator. The actuarial cost method used to compute the pension liabilities and related expense is the projected unit credit method. The projected benefit obligation is principally determined based on the present value of projected benefit distributions at an assumed discount rate. The discount rate utilized is based on the investment yield of high quality corporate bonds available in the marketplace with maturities equal to projected cash flows of future benefit payments as of the measurement date. Periodic pension expense (or income) includes service costs, interest costs based on the assumed discount rate, the expected return on plan assets based on an actuarially derived market-related value and amortization of actuarial gains and losses. Service cost is included in employee benefits expense on the Consolidated Statement of Income, with all other components of periodic pension expense included in other noninterest expense on the Consolidated Statement of Income. Pension accounting reflects the long-term nature of benefit obligations and the investment horizon of plan assets, and can have the effect of reducing earnings volatility related to short-term changes in interest rates and market valuations. Actuarial gains and losses include the impact of plan amendments and various unrecognized gains and losses which are deferred and amortized over the future service periods of active employees. The market-related value utilized to determine the expected return on plan assets is based on fair value adjusted for the difference between expected returns and actual performance of plan assets. The unrealized difference between actual experience and expected returns is included in expense over a period of approximately fifteen years. The overfunded or underfunded status of the plans is recorded as an asset or liability on the Consolidated Balance Sheet, with changes in that status recognized through other comprehensive income (loss).

Premises and Equipment

Premises and Equipment Premises and equipment are stated at cost less accumulated depreciation and depreciated primarily on a straight-line basis over the estimated life of the assets. Estimated useful lives range up to 40 years for newly constructed buildings and from 3 to 25 years for furniture and equipment.

Capitalized leases, less accumulated amortization, are included in premises and equipment. Capitalized lease obligations are included in long-term debt. Capitalized leases are amortized on a straight-line basis over the lease term and the amortization is included in depreciation expense.

Stock-Based Compensation

Stock-Based Compensation The Company grants stock-based awards, which may include restricted stock, restricted stock units and options to purchase common stock of the Company. Stock option grants are for a fixed number of shares to employees and directors with an exercise price equal to the fair value of the shares at the date of grant. Restricted stock and restricted stock unit grants are awarded at no cost to the recipient. Stock-based compensation for awards is recognized in the Company’s results of operations over the vesting period. The Company immediately recognizes compensation cost of awards to employees that meet retirement status, despite their continued active employment. The amortization of stock-based compensation reflects estimated forfeitures adjusted for actual forfeiture experience. As compensation expense is recognized, a deferred tax asset is recorded that represents an estimate of the future tax deduction from exercise or release of restrictions. At the time stock-based awards are exercised, cancelled, expire, or restrictions are released, the Company may be required to recognize an adjustment to tax expense, depending on the market price of the Company’s common stock at that time.

Per Share Calculations

Per Share Calculations Earnings per common share is calculated using the two-class method under which earnings are allocated to common shareholders and holders of participating securities. Unvested stock-based compensation awards that contain nonforfeitable rights to dividends or dividend equivalents are considered participating securities under the two-class method. Net income applicable to U.S. Bancorp common shareholders is then divided by the weighted-average number of common shares outstanding to determine earnings per common share. Diluted earnings per common share is calculated by adjusting income and outstanding shares, assuming conversion of all potentially dilutive securities.

Accounting Changes

Revenue Recognition Effective January 1, 2018, the Company adopted accounting guidance, issued by the Financial Accounting Standards Board (“FASB”) in May 2014, clarifying the principles for recognizing revenue from certain contracts with customers. The guidance does not apply to revenue associated with financial instruments, such as loans and securities. The adoption of this guidance was not material to the Company’s financial statements.

Financial Instruments—Hedge Accounting Effective January 1, 2018, the Company adopted accounting guidance, issued by the FASB in August 2017, related to hedge accounting. This guidance makes targeted changes to the hedge accounting model to simplify the application of hedge accounting and more closely align financial reporting to an entity’s risk management activities. This guidance expands risk management strategies that qualify for hedge accounting, simplifies certain effectiveness assessment requirements, eliminates separate reporting of ineffectiveness and changes certain presentation and disclosure requirements for hedge accounting activities. Upon adoption, the Company elected to apply the guidance to existing fair value hedges. The Company also elected upon adoption to transfer $1.5 billion of its fixed rate residential agency mortgage-backed securities from the held-to-maturity to available-for-sale category. The adoption of this guidance was not material to the Company’s financial statements.

Income Taxes Effective January 1, 2018, the Company adopted accounting guidance, issued by the FASB in February 2018, which allows entities to reclassify from accumulated other comprehensive income to retained earnings, the impact of the reduced federal statutory tax rate for corporations included in the Tax Cuts and Jobs Act (“tax reform”) enacted by Congress in late 2017. Upon adoption, the Company increased retained earnings and reduced accumulated other comprehensive income by $300 million. After adoption, the income tax effect on items included in accumulated other comprehensive income is consistent with the related deferred tax balances, and the income tax effect will be released from accumulated other comprehensive income and the related deferred tax balances when the applicable tax differences reverse.

Accounting for Leases Effective January 1, 2019, the Company adopted accounting guidance, issued by the FASB in February 2016, related to the accounting for leases. This guidance requires lessees to recognize all leases on the Consolidated Balance Sheet as lease assets and lease liabilities based primarily on the present value of future lease payments. Lessor accounting is largely unchanged. The Company recognized approximately $1.3 billion of lease assets and related liabilities on its Consolidated Balance Sheet at the adoption date. The adoption of this guidance will not be material to the Company’s Consolidated Statement of Income.

Financial Instruments—Credit Losses In June 2016, the FASB issued accounting guidance, effective for the Company no later than January 1, 2020, related to the impairment of financial instruments. This guidance changes existing impairment recognition to a model that is based on expected losses rather than incurred losses, which is intended to result in more timely recognition of credit losses. This guidance is also intended to reduce the complexity of current accounting guidance by decreasing the number of credit impairment models that entities use to account for debt instruments. A modified retrospective approach is required at adoption with a cumulative effect adjustment to retained earnings as of the adoption date. The guidance also requires additional credit quality disclosures for loans. The Company is currently evaluating the impact of this guidance on its financial statements, and expects its allowance for credit losses to increase upon adoption. The extent of this increase will continue to be evaluated and will depend on economic conditions and the composition of the Company’s loan portfolio at the time of adoption.

Accounting for Transfers and Servicing of Financial Assets

In accordance with the accounting guidance for asset transfers, the Company considers any ongoing involvement with transferred assets in determining whether the assets can be derecognized from the balance sheet. For loans sold under participation agreements, the Company also considers whether the terms of the loan participation agreement meet the accounting definition of a participating interest. With the exception of servicing and certain performance-based guarantees, the Company’s continuing involvement with financial assets sold is minimal and generally limited to market customary representation and warranty clauses. Any gain or loss on sale depends on the previous carrying amount of the transferred financial assets, the consideration received, and any liabilities incurred in exchange for the transferred assets. Upon transfer, any servicing assets and other interests that continue to be held by the Company are initially recognized at fair value.

Variable Interest Entities

The Company is not required to consolidate VIEs in which it has concluded it does not have a controlling financial interest, and thus is not the primary beneficiary. In such cases, the Company does not have both the power to direct the entities’ most significant activities and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIEs.

The Company’s investments in these unconsolidated VIEs are carried in other assets on the Consolidated Balance Sheet. The Company’s unfunded capital and other commitments related to these unconsolidated VIEs are generally carried in other liabilities on the Consolidated Balance Sheet. The Company’s maximum exposure to loss from these unconsolidated VIEs include the investment recorded on the Company’s Consolidated Balance Sheet, net of unfunded capital commitments, and previously recorded tax credits which remain subject to recapture by taxing authorities based on compliance features required to be met at the project level. While the Company believes potential losses from these investments are remote, the maximum exposure was determined by assuming a scenario where the community-based business and housing projects completely fail and do not meet certain government compliance requirements resulting in recapture of the related tax credits.

The Company is required to consolidate VIEs in which it has concluded it has a controlling financial interest. The Company sponsors entities to which it transfers its interests in tax-advantaged investments to third parties. The majority of the assets of these consolidated VIEs are reported in other assets, and the liabilities are reported in long-term debt and other liabilities. The assets of a particular VIE are the primary source of funds to settle its obligations. The creditors of the VIEs do not have recourse to the general credit of the Company. The Company’s exposure to the consolidated VIEs is generally limited to the carrying value of its variable interests plus any related tax credits previously recognized or transferred to others with a guarantee.

Netting Arrangements for Certain Financial Instruments

The Company’s derivative portfolio consists of bilateral over-the-counter trades, certain interest rate derivatives and credit contracts required to be centrally cleared through clearinghouses per current regulations, and exchange-traded positions which may include U.S. Treasury and Eurodollar futures or options on U.S. Treasury futures. Of the Company’s $425.4 billion total notional amount of derivative positions at December 31, 2018, $226.6 billion related to bilateral over-the-counter trades, $181.2 billion related to those centrally cleared through clearinghouses and $17.6 billion related to those that were exchange-traded. The Company’s derivative contracts typically include offsetting rights (referred to as netting arrangements), and depending on expected volume, credit risk, and counterparty preference, collateral maintenance may be required. For all derivatives under collateral support arrangements, fair value is determined daily and, depending on the collateral maintenance requirements, the Company and a counterparty may receive or deliver collateral, based upon the net fair value of all derivative positions between the Company and the counterparty. Collateral is typically cash, but securities may be allowed under collateral arrangements with certain counterparties. Receivables and payables related to cash collateral are included in other assets and other liabilities on the Consolidated Balance Sheet, along with the related derivative asset and liability fair values. Any securities pledged to counterparties as collateral remain on the Consolidated Balance Sheet. Securities received from counterparties as collateral are not recognized on the Consolidated Balance Sheet, unless the counterparty defaults. In general, securities used as collateral can be sold, repledged or otherwise used by the party in possession. No restrictions exist on the use of cash collateral by either party. Refer to Note 19 for further discussion of the Company’s derivatives, including collateral arrangements.

As part of the Company’s treasury and broker-dealer operations, the Company executes transactions that are treated as securities sold under agreements to repurchase or securities purchased under agreements to resell, both of which are accounted for as collateralized financings. Securities sold under agreements to repurchase include repurchase agreements and securities loaned transactions. Securities purchased under agreements to resell include reverse repurchase agreements and securities borrowed transactions. For securities sold under agreements to repurchase, the Company records a liability for the cash received, which is included in short-term borrowings on the Consolidated Balance Sheet. For securities purchased under agreements to resell, the Company records a receivable for the cash paid, which is included in other assets on the Consolidated Balance Sheet.

Securities transferred to counterparties under repurchase agreements and securities loaned transactions continue to be recognized on the Consolidated Balance Sheet, are measured at fair value, and are included in investment securities or other assets. Securities received from counterparties under reverse repurchase agreements and securities borrowed transactions are not recognized on the Consolidated Balance Sheet unless the counterparty defaults. The securities transferred under repurchase and reverse repurchase transactions typically are U.S. Treasury and agency securities, residential agency mortgage-backed securities or corporate debt securities. The securities loaned or borrowed typically are corporate debt securities traded by the Company’s broker-dealer subsidiary. In general, the securities transferred can be sold, repledged or otherwise used by the party in possession. No restrictions exist on the use of cash collateral by either party. Repurchase/reverse repurchase and securities loaned/borrowed transactions expose the Company to counterparty risk. The Company manages this risk by performing assessments, independent of business line managers, and establishing concentration limits on each counterparty. Additionally, these transactions include collateral arrangements that require the fair values of the underlying securities to be determined daily, resulting in cash being obtained or refunded to counterparties to maintain specified collateral levels.

The Company executes its derivative, repurchase/reverse repurchase and securities loaned/borrowed transactions under the respective industry standard agreements. These agreements include master netting arrangements that allow for multiple contracts executed with the same counterparty to be viewed as a single arrangement. This allows for net settlement of a single amount on a daily basis. In the event of default, the master netting arrangement provides for close-out netting, which allows all of these positions with the defaulting counterparty to be terminated and net settled with a single payment amount.

The Company has elected to offset the assets and liabilities under netting arrangements for the balance sheet presentation of the majority of its derivative counterparties. The netting occurs at the counterparty level, and includes all assets and liabilities related to the derivative contracts, including those associated with cash collateral received or delivered. The Company has not elected to offset the assets and liabilities under netting arrangements for the balance sheet presentation of repurchase/reverse repurchase and securities loaned/borrowed transactions.

Fair Values of Assets and Liabilities

The Company uses fair value measurements for the initial recording of certain assets and liabilities, periodic remeasurement of certain assets and liabilities, and disclosures. Derivatives, trading and available-for-sale investment securities, MSRs and substantially all MLHFS are recorded at fair value on a recurring basis. Additionally, from time to time, the Company may be required to record at fair value other assets on a nonrecurring basis, such as loans held for sale, loans held for investment and certain other assets. These nonrecurring fair value adjustments typically involve application of lower-of-cost-or-fair value accounting or impairment write-downs of individual assets.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. A fair value measurement reflects all of the assumptions that market participants would use in pricing the asset or liability, including assumptions about the risk inherent in a particular valuation technique, the effect of a restriction on the sale or use of an asset and the risk of nonperformance.

The Company groups its assets and liabilities measured at fair value into a three-level hierarchy for valuation techniques used to measure financial assets and financial liabilities at fair value. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

–	Level 1 — Quoted prices in active markets for identical assets or liabilities. Level 1 includes U.S. Treasury securities, as well as exchange-traded instruments.

–	Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 includes debt securities that are traded less frequently than exchange-traded instruments and which are typically valued using third party pricing services; derivative contracts and other assets and liabilities, including securities, whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data; and MLHFS whose values are determined using quoted prices for similar assets or pricing models with inputs that are observable in the market or can be corroborated by observable market data.

–	Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. This category includes MSRs and certain derivative contracts.